LEASES - Supplemental information related to operating leases (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
LEASES
Operating lease right-of-use assets	¥ 1,535,330,762		¥ 1,674,595,179		$ 216,246,815
Operating lease liabilities, current	267,536,846		272,700,888		37,681,777
Operating lease liabilities, non-current	1,391,909,308		1,516,274,996		196,046,326
Total operating lease liabilities	1,659,446,154		1,788,975,884		$ 233,728,103
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 154,520,189	$ 21,763,713	¥ 5,636,290
Weighted average remaining lease term (in years)	9 years		11 years		9 years
Weighted average discount rate	4.00%		5.00%		4.00%
Lease expense operating leases	¥ 279,301,541	$ 39,338,799	¥ 319,102,819	¥ 375,446,341